Non-Cash Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Changes in Employee Shares	A summary of the changes in the Employee Shares from December 31, 2020 through June 30, 2021 is as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2020	207,310	9.97
Granted	—	0.00
Vested	(44,851)	8.60
Forfeited	(67,311)	10.23
Unvested balance as of June 30, 2021	95,148	$10.90

Assumptions Used in Black-Scholes Option Pricing Model to Determine Fair Value of Share Options Granted to Employees and Directors

The assumptions (see Note 2, Summary of Significant Accounting Policies, to the financial statements as of and for the year ended December 31, 2020 in the Annual Report on Form 20-F) used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the six months ended June 30, 2021 were as follows:

For the Six Months Ended June 30,
2021
Expected option life (years)	6.30
Expected volatility	77.0%
Risk-free interest rate	1.1%
Expected dividend yield	—

Summary of Share Options

Share Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	3,687,086	$13.03	9.59	$9,931
Granted	2,329,181	9.87
Exercised	—	—
Canceled or Forfeited	(442,496)	15.25
Outstanding as of June 30, 2021	5,573,771	12.73	9.18	$-
Exercisable as of June 30, 2021	812,989	14.12
Vested and expected to vest as of June 30, 2021	5,573,771	$12.73	9.18	$-

Summary of Activity Related to RSUs

The Company has granted (i) RSUs that generally vest over a period of four years from the date of grant and (ii) RSUs to certain new employees in order to compensate them for equity awards forfeited to their previous employers. Such RSUs generally vest over a period of under one year from the date of grant. The following table summarizes the activity related to RSUs from December 31, 2020 through June 30, 2021:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2020	2,500	$17.56
Granted	70,000	13.51
Vested and settled	—	—
Forfeited	—	—
Outstanding as of June 30, 2021	72,500	$13.67

Summary of Non-Cash Share-Based Compensation Expense

Non-cash share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Six Months Ended June 30,
	2021	2020
Research and development	$2,515	$303
General and administrative	3,173	265
	$5,688	$568